Stock Options	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stock Options [Abstract]
Stock Options

12.    Stock Options

The Company had a stock incentive plan (the “2003 Stock Option Plan”) that provided for the granting of stock options or other stock incentives to employees, officers, directors and consultants. The 2003 Stock Option Plan was administered by the Board, or a committee designated by the Board, which determined the persons who were to receive awards under the 2003 Stock Option Plan, the number of shares subject to each award and the term and exercise price of each award. The maximum term of options granted under the 2003 Stock Option Plan was ten years. The number of shares of Envoy Common Stock authorized to be issued was 6,400,000 under the 2003 Stock Option Plan.

In March 2013, the Company and its stockholders adopted a new plan (the “2013 Stock Option Plan”) on substantially the same terms and conditions of the 2003 Stock Option Plan. The Company and its stockholders reserved a total of 7,000,000 shares of Envoy Common Stock for issuance under the 2013 Stock Option Plan and reduced the number of shares of Envoy Common Stock available for issuance under the 2003 Stock Option Plan from 6,400,000 to 552,000. As of April 2013, the 2003 Stock Option Plan expired and no further stock options or shares may be granted under that plan.

On April 17, 2023, the Company and the stock option holders agreed that the stock options will be cancelled and terminated for no consideration upon the Merger.

The Company uses the Black-Scholes option pricing model to estimate the fair value of stock options. No stock options were granted during the nine months ended September 30, 2023 and 2022.

Immediately before the Merger and as of December 31, 2022, all stock options outstanding were fully vested and there was no unrecognized stock-based compensation expense related to nonvested awards. Upon the Merger, the stock options were cancelled and terminated for nominal consideration.

The following table summarizes the Company’s stock option activity for the nine months ended September 30, 2023:

	Options	Weighted- average Exercise Price per Option	Weighted- average Remaining Contractual Term (Years)	Intrinsic Value
Outstanding at December 31, 2022	263,000	$1.25	1.01	$—
Outstanding at September 30, 2022	—	n/a	n/a	n/a
Exercisable and vested at September 30, 2023	—	n/a	n/a	n/a

The aggregate intrinsic value of stock options outstanding as of December 31, 2022 is zero because the fair value of the underlying Envoy Common Stock was less than the exercise price for all options as of each date.

11.    Stock Options

The Company had a stock incentive plan (the “2003 Stock Option Plan”) that provided for the granting of stock options or other stock incentives to employees, officers, directors and consultants. The 2003 Stock Option Plan was administered by the Board, or a committee designated by the Board, which determined the persons who were to receive awards under the 2003 Stock Option Plan, the number of shares subject to each award and the term and exercise price of each award. The maximum term of options granted under the 2003 Stock Option Plan was ten years. The number of shares of common stock authorized to be issued was 6,400,000 under the 2003 Stock Option Plan.

In March 2013, the Company and its stockholders adopted a new plan (the “2013 Stock Option Plan”) on substantially the same terms and conditions of the 2003 Stock Option Plan. The Company and its stockholders reserved a total of 7,000,000 shares of common stock for issuance under the 2013 Stock Option Plan and reduced the number of shares of common stock available for issuance under the 2003 Stock Option Plan from 6,400,000 to 552,000. As of April 2013, the 2003 Stock Option Plan expired and no further stock options or shares may be granted under that plan.

On April 17, 2023, the Company and the stock option holders agreed that the stock options will be cancelled and terminated for no consideration upon the Merger.

The Company uses the Black-Scholes option pricing model to estimate the fair value of stock options. No stock options were granted during the years ended December 31, 2022 and 2021.

As of December 31, 2022 and 2021, all stock options outstanding were fully vested and there was no unrecognized stock-based compensation expense related to nonvested awards.

Options outstanding as of and for the years ended December 31, 2022 and 2021 is summarized as follows:

	Options	Weighted- average Exercise Price per Option	Weighted- average Remaining Contractual Term (Years)	Intrinsic Value
Outstanding at December 31, 2021	263,000	$1.25	2.01	$—
Outstanding at December 31, 2022	263,000	$1.25	1.01	$—
Exersisable and vested at December 31, 2022	263,000	$1.25	1.01	$—

The aggregate intrinsic value of stock options outstanding as of December 31, 2022 and 2021 is $0 because the fair value of the underlying common stock was less than the exercise price for all options as of each date.